Significant Accounting Policies - Summary of Estimated Range of Opening Statement of Financial Position Effects (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Jan. 01, 2017 USD ($)
Disclosure of changes in financial position [line items]
Financial liabilities	$ 317,210	$ 340,455
Retained earnings	$ 20,992	$ 6,179
Bottom of range [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of changes in financial position [line items]
Assets for the right-of-use			$ 920
Financial liabilities			(1,030)
Retained earnings			(110)
Top of range [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of changes in financial position [line items]
Assets for the right-of-use			942
Financial liabilities			(1,060)
Retained earnings			$ (118)